Capital Trust Securities - Summary of Capital Trust Securities (Detail) Securities in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) Securities	Oct. 31, 2017 CAD ($)
TD Capital Trust III [member] | TD Capital Trust III Securities - Series 2008 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	1,000
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	7.243%
Redemption date at the option issuer	Dec. 31, 2013
Principal amount | $	$ 993	$ 983
TD Capital Trust IV [Member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	1,750
Principal amount | $	$ 1,750	1,750
TD Capital Trust IV [Member] | TD Capital Trust IV Notes - Series 1 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	550
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	9.523%
Redemption date at the option issuer	Jun. 30, 2014
Principal amount | $	$ 550	550
TD Capital Trust IV [Member] | TD Capital Trust IV Notes - Series 2 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	450
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	10.00%
Redemption date at the option issuer	Jun. 30, 2014
Principal amount | $	$ 450	450
TD Capital Trust IV [Member] | TD Capital Trust IV Notes - Series 3 [member]
Disclosure of trust capital securities [line items]
Number of capital trust securities | Securities	750
Distribution/Interest payment dates	June 30, Dec. 31
Annual yield	6.631%
Redemption date at the option issuer	Dec. 31, 2014
Principal amount | $	$ 750	$ 750